Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Other Comprehensive loss	Accumulated deficit
BALANCE, value at Dec. 31, 2011	$ 434,213	$ 54	$ 520,261	$ 0	$ (86,102)
BALANCE, shares at Dec. 31, 2011		5,357,224
Net (loss)/income for the year ended	(314,521)				(314,521)
Accumulated other comprehensive loss	0
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 14)	1,546	1	1,545
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 14)		105,316
Dividends declared and paid ($0.675 per share)	(3,631)				(3,631)
Repurchase and cancellation of common shares, value (Note 10)	(861)	(1)	(860)
Repurchase and cancellation of common shares, shares (Note 10)		(61,730)
BALANCE, value at Dec. 31, 2012	116,746	54	520,946	0	(404,254)
BALANCE, shares at Dec. 31, 2012		5,400,810
Net (loss)/income for the year ended	1,850				1,850
Accumulated other comprehensive loss	0
Issuance of common stock (Note 10), value	146,022	234	145,788
Issuance of common stock (Note 10), shares		23,388,861
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 14)	1,488	3	1,485
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 14)		270,000
BALANCE, value at Dec. 31, 2013	266,106	291	668,219	0	(402,404)
BALANCE, shares at Dec. 31, 2013		29,059,671
Net (loss)/income for the year ended	(11,723)				(11,723)
Accumulated other comprehensive loss	(378)			(378)
Issuance of common stock - Acquisition of 33% of Interchart (Note 10), value	328		328
Issuance of common stock - Acquisition of 33% of Interchart (Note 10), shares		22,598
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 14)	5,834	5	5,829
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 14)		580,342
Issuance of common stock Merger and Pappas Transaction (Note 1), value	616,272	520	615,752
Issuance of common stock Merger and Pappas Transaction (Note 1), shares		51,988,494
Issuance of common stock Heron Transaction in escrow account (Note 1), value	25,079	21	25,058
Issuance of common stock Heron Transaction in escrow account (Note 1), shares		2,115,706
Issuance of common stock Excel Transactions (Note 1), value	252,784	257	252,527
Issuance of common stock Excel Transactions (Note 1), shares		25,659,425
BALANCE, value at Dec. 31, 2014	$ 1,154,302	$ 1,094	$ 1,567,713	$ (378)	$ (414,127)
BALANCE, shares at Dec. 31, 2014		109,426,236